Subscriptions and Redemptions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Limited Partners' Capital Account [Line Items]
Partners capital account redemptions	$ 5,333,399	$ 10,437,522
Number of days for redemptions	20 days
Minimum
Limited Partners' Capital Account [Line Items]
Partners capital account redemptions	1,000
Maximum
Limited Partners' Capital Account [Line Items]
Partners capital account redemptions	$ 10,000
Partners capital account, number of days for a written request for redemptions	5 days
Maximum | Special Redemption Period
Limited Partners' Capital Account [Line Items]
Partners capital account redemptions, maximum percentage of net asset value per unit that results in special redemption period	50.00%
Partners capital account, maximum number of days to notify partners about special redemption event	7 days
Partners capital account, maximum number of business days to declare special redemption date	10 days
Partners capital account, maximum number of business days from the date of suspension for special redemption date	30 days
Partners capital account, maximum number of business days to mail notice of special redemption date	10 days